STOCK-BASED COMPENSATION	6 Months Ended
Jun. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
3.	Stock-Based Compensation

We measure stock-based compensation expense based on the grant date fair value of the awards, which is then recognized over the period which service is required to be provided. We estimate the value of our stock option awards on the date of grant using the Black-Scholes option pricing model (“Black-Scholes”) and amortize that cost over the expected term of the grant. We recognized $60,177 and $47,934 in stock-based compensation expense for the three months ended June 30, 2018 and 2017, respectively. We recognized $120,345 and $114,292 in stock-based compensation expense for the six months ended June 30, 2018 and 2017, respectively

We did not issue stock options to employees, consultants and directors during the six months ended June 30, 2018 or 2017, respectively.

A summary of the Company’s stock options for the six months ended June 30, 2018 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options Outstanding, December 31, 2017	8,058,788	$0.29
Granted	-	$-
Exercised	-	$-
Forfeited	-	$-
Options Outstanding,June 30, 2018	8,058,788	$0.29	3.4 years	$95,353
Vested and unvested but expected to vest, June 30, 2018	8,004,211	$0.29	3.4 years	$94,603
Exercisable at June 30, 2018	6,985,038	$0.28	2.8 years	$94,603

The average expected life was determined using historical data. We expect to recognize the compensation cost related to non-vested options as of June 30, 2018 of $192,360 over the weighted average remaining recognition period of 0.92 years.